Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 30,202	$ 1,370
Cash held in reserve	24,703	$ 5,690	$ 12,200
Amount Deposited in Reserve	$ 5,690